Business Acquisition - Schedule of Interest Bearing and Other Liabilities Assumed (Details)	Jan. 08, 2019 USD ($)
Total interest-bearing and other liabilities	$ 755,216
Notes Payable [Member]
Total interest-bearing and other liabilities	99,017
Short-term Convertible Notes Payable [Member]
Total interest-bearing and other liabilities	598,119
Dividend Payable [Member]
Total interest-bearing and other liabilities	57,813
Deferred Rent [Member]
Total interest-bearing and other liabilities	$ 267